Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Variable Insurance Trust
Entity Central Index Key	0000815425
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Variable Portfolio – U.S. Flexible Growth Fund - Class 1 [Member]
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – U.S. Flexible Growth Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – U.S. Flexible Growth Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 31	0.28%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Despite heightened equity volatility, the managers maintained an overweight allocation to equities throughout a majority of the annual period. This allocation, driven by the dynamic algorithm (a quantitative tool used by the portfolio managers to help direct equity exposure), contributed to relative performance as equities outperformed fixed income during the period.
Tactical adjustments
| The managers tactically adjusted actual equity exposure relative to the suggested dynamic algorithm targets. This tactical discretion served as a contributor to relative performance.
Underlying manager performance
| In general, core bond managers, on average, outperformed their assigned benchmarks.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance during the period.
Top Performance Detractors
Underlying manager performance
| In general, U.S. large-cap managers, on average, underperformed their assigned benchmarks.
Capital protection sleeves
| Capital protection sleeves, which are used to help protect against outsized losses stemming from potential extreme events, or meaningful downside, in equity markets, detracted due to time decay (carrying costs, etc.) in the underlying capital protection instruments.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	Since Fund Inception
Class 1 (a)	17.42	6.39	8.43
Blended Benchmark - 65% S&P 500 ® Index, 35% Bloomberg U.S. Aggregate Bond Index	16.26	9.41	10.45
S&P 500 ® Index	25.02	14.53	15.47
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	0.97
(a)
The returns shown for periods prior to February 20, 2019 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class 2. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/variable-products/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 4,363,178,472
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 8,923,332
Investment Company, Portfolio Turnover	156.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 4,363,178,472
Total number of portfolio holdings	40
Management services fees (represents 0.21% of Fund average net assets)	$ 8,923,332
Portfolio turnover for the reporting period	156%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Equity Risk	19.7%
Interest Rate Risk	2.4%
Short
Equity Risk	47.0%
Interest Rate Risk	0.1%
Asset Categories

Variable Portfolio – U.S. Flexible Growth Fund - Class 2 [Member]
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – U.S. Flexible Growth Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – U.S. Flexible Growth Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 58	0.53%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Despite heightened equity volatility, the managers maintained an overweight allocation to equities throughout a majority of the annual period. This allocation, driven by the dynamic algorithm (a quantitative tool used by the portfolio managers to help direct equity exposure), contributed to relative performance as equities outperformed fixed income during the period.
Tactical adjustments
| The managers tactically adjusted actual equity exposure relative to the suggested dynamic algorithm targets. This tactical discretion served as a contributor to relative performance.
Underlying manager performance
| In general, core bond managers, on average, outperformed their assigned benchmarks.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance during the period.
Top Performance Detractors
Underlying manager performance
| In general, U.S. large-cap managers, on average, underperformed their assigned benchmarks.
Capital protection sleeves
| Capital protection sleeves, which are used to help protect against outsized losses stemming from potential extreme events, or meaningful downside, in equity markets, detracted due to time decay (carrying costs, etc.) in the underlying capital protection instruments.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	Since Fund Inception
Class 2	17.15	6.12	8.22
Blended Benchmark - 65% S&P 500 ® Index, 35% Bloomberg U.S. Aggregate Bond Index	16.26	9.41	10.45
S&P 500 ® Index	25.02	14.53	15.47
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	0.97

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 4,363,178,472
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 8,923,332
Investment Company, Portfolio Turnover	156.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 4,363,178,472
Total number of portfolio holdings	40
Management services fees (represents 0.21% of Fund average net assets)	$ 8,923,332
Portfolio turnover for the reporting period	156%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Equity Risk	19.7%
Interest Rate Risk	2.4%
Short
Equity Risk	47.0%
Interest Rate Risk	0.1%
Asset Categories